UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

OMB APPROVAL OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2006

Date of Reporting Period: February 28, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—84.2%
$2,000	ABC Unified School Dist., GO, zero coupon, 8/1/23, Ser. B (FGIC)	Aaa/AAA	$924,720
1,000	Alpine Union School Dist., GO, zero coupon, 8/1/24, Ser. B (FSA)	Aaa/AAA	456,900
8,115	Anaheim City School Dist., GO,
	5.00%, 8/1/26, (FGIC) (Pre-refunded @ $101, 8/1/11) (a)	Aaa/AAA	8,785,705
	Assoc. of Bay Area Governments Finance Auth. Rev., Odd Fellows Home,
5,300	5.20%, 11/15/22	NR/A	5,571,625
26,000	5.35%, 11/15/32	NR/A	27,325,740
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	11,651,110
2,000	Bay Area Gov’t. Assoc. Lease Rev., 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	Aaa/AAA	2,090,880
1,945	Bay Area Gov’t. Assoc., Windmere Ranch Dist. 99-1, Special Assessment,
	6.30%, 9/2/25	NR/NR	2,054,212
1,085	Capistrano Unified School Dist., Community Fac. Dist., Special Tax,
	5.70%, 9/1/20, (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	1,183,594
1,090	Cathedral City Cove Improvements Dist.04-02, Special Assessment,
	5.00%, 9/2/30	NR/NR	1,079,362
2,300	Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Aaa/AAA	710,125
	Chula Vista, Special Tax,
1,160	6.05%, 9/1/25, (Pre-refunded @ $102, 9/1/10) (a)	NR/NR	1,300,847
2,500	6.10%, 9/1/32, (Pre-refunded @ $102, 9/1/10) (a)	NR/NR	2,808,700
1,825	6.15%, 9/1/26	NR/NR	1,938,442
4,380	6.20%, 9/1/33	NR/NR	4,662,948
	Clovis Unified School Dist., GO, Ser. B (FGIC),
2,000	zero coupon, 8/1/23	Aaa/AAA	932,620
3,535	zero coupon, 8/1/25	Aaa/AAA	1,495,835
2,500	zero coupon, 8/1/27	Aaa/AAA	956,100
1,410	Community College Financing Auth. Lease Rev.,
	5.00%, 8/1/27, Ser. A (AMBAC)	Aaa/AAA	1,482,982
	Corona-Norco Unified School Dist., Public Financing Auth., Special Tax, Ser. A,
1,110	5.10%, 9/1/25 (AMBAC)	Aaa/AAA	1,160,494
210	5.55%, 9/1/15	NR/NR	212,736
305	5.65%, 9/1/16	NR/NR	309,130
160	5.75%, 9/1/17	NR/NR	162,683
530	6.00%, 9/1/20	NR/NR	541,406
1,000	6.00%, 9/1/25	NR/NR	1,020,980
4,150	6.10%, 9/1/32	NR/NR	4,254,870
2,800	Cotati Redev. Agcy., Tax Allocation, 5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,881,200
3,000	Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)	Aaa/AAA	3,144,030
	Educational Facs. Auth. Rev.,
3,475	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	911,006
2,000	Woodbury Univ., 5.00%, 1/1/36	Baa3/BBB-	2,020,060
4,520	Elk Grove Unified School Dist., Community Facs. Dist. No. 1 Special Tax,
	4.75%, 12/1/33 (MBIA)	Aaa/AAA	4,600,908
	Empire Union School Dist., Special Tax (AMBAC),
1,560	zero coupon, 10/1/30	Aaa/AAA	495,643
1,265	zero coupon, 10/1/32	Aaa/AAA	362,321
1,000	Escondido Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	378,450
2,440	Eureka Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	933,154

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Foothill Eastern Corridor Agcy. Toll Road Rev.,
$7,100	zero coupon, 1/1/25, Ser. A	Aaa/AAA	$3,077,353
3,270	zero coupon, 1/1/26, Ser. A	Aaa/AAA	1,337,495
1,500	zero coupon, 1/15/27 (MBIA-IBC)	Aaa/AAA	1,388,475
3,780	zero coupon, 1/1/28, Ser. A	Aaa/AAA	1,388,848
17,860	zero coupon, 1/1/30, Ser. A	Aaa/AAA	5,917,732
400	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	422,008
1,440	Fremont Community Facs. Dist. No. 1, Special Tax, 5.30%, 9/1/30	NR/NR	1,458,216
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev., Ser. 2003-A-1,
11,700	6.25%, 6/1/33	Baa3/BBB	12,816,648
36,200	6.75%, 6/1/39	Baa3/BBB	40,755,770
	Health Facs. Finance Auth. Rev. (CA Mtg. Ins.),
5,500	5.125%, 1/1/22	NR/A	5,812,345
3,875	5.25%, 1/1/26	NR/A	4,078,864
2,115	5.375%, 11/1/20	NR/A	2,250,339
4,000	Adventist Health System, 5.00%, 3/1/33	NR/A	4,049,400
565	Catholic Healthcare West, 5.00%, 7/1/28, (Pre-refunded @ $101, 7/1/08) (a)	A3/A-	564,198
1,750	Huntington Beach Community Facs. Dist., Special Tax,
	6.30%, 9/1/32	NR/NR	1,806,350
	Industry Urban Dev. Agcy., Tax Allocation (MBIA),
1,045	Transportation Dist. 2, 4.75%, 5/1/21	Aaa/AAA	1,069,892
1,035	Transportation Dist. 3, 4.75%, 5/1/21	Aaa/AAA	1,059,654
200	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges,
	5.00%, 7/1/36 (AMBAC)	Aaa/AAA	209,490
7,000	Irvine Improvement Board Act 1915, Special Assessment,
	5.70%, 9/2/26	NR/NR	7,214,200
1,900	Jurupa Unified School Dist., GO, zero coupon, 5/1/27 (FGIC)	Aaa/AAA	719,055
2,450	Kings Canyon JT Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Aaa/AAA	927,202
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aaa/AAA	5,490,164
5,935	Long Beach Unified School Dist., GO, 5.00%, 8/1/27, Ser. C (MBIA)	Aaa/NR	6,165,337
	Los Angeles, CP (MBIA),
9,895	5.00%, 2/1/27	Aaa/AAA	10,315,735
2,685	5.00%, 10/1/27, Ser. AU	Aaa/AAA	2,810,389
7,200	Los Angeles, Wastewater System Rev., 5.00%, 6/1/30, Ser. A (FGIC)	Aaa/AAA	7,517,088
1,000	Manhattan Beach Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aaa/AAA	417,590
7,295	Manteca Redev. Agcy., Tax Allocation, 5.00%, 10/1/32 (FSA)	Aaa/AAA	7,652,528
	Manteca Unified School Dist., Special Tax (MBIA),
2,365	zero coupon, 9/1/25	Aaa/AAA	978,235
5,330	5.00%, 9/1/29, Ser. C	Aaa/AAA	5,533,339
4,000	Merced Cnty., CP, Juvenile Justice Correctional Fac.,
	5.00%, 6/1/32 (AMBAC)	Aaa/NR	4,149,440
	Modesto Elementary School Dist. Stanislaus Cnty., GO, Ser. A (FGIC),
2,615	zero coupon, 8/1/23	Aaa/AAA	1,198,821
2,705	zero coupon, 8/1/24	Aaa/AAA	1,181,490
2,000	zero coupon, 5/1/27	Aaa/AAA	757,660
2,150	Modesto High School Dist. Stanislaus Cnty., GO,
	zero coupon, 8/1/26, Ser. A (FGIC)	Aaa/AAA	856,560

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$1,000	Modesto Public Financing Auth. Lease Rev., 5.00%, 9/1/29 (AMBAC)	Aaa/AAA	$1,032,640
2,385	Monrovia Financing Auth. Lease Rev., Hillside Wilderness Preserve,
	5.125%, 12/1/31 (AMBAC)	Aaa/AAA	2,535,923
	Montebello Unified School Dist., GO,
1,500	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	661,095
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	654,484
2,830	zero coupon, 8/1/25 (FGIC)	Aaa/AAA	1,186,223
2,775	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	1,050,199
4,700	Moreno Valley Unified School Dist. Community Facs. Dist., Special Tax,
	5.20%, 9/1/36	NR/NR	4,724,487
2,400	Morgan Hill Unified School Dist., GO, zero coupon, 8/1/23 (FGIC)	Aaa/AAA	1,109,664
1,500	Mountain View-Whisman School Dist., GO, 5.00%, 6/1/27, Ser. D (MBIA)	Aaa/AAA	1,580,895
1,800	Murrieta Redev. Agcy., Tax Allocation, 5.00%, 8/1/32 (MBIA)	Aaa/AAA	1,886,778
3,245	Newark Unified School Dist., GO, zero coupon, 8/1/26, Ser. D (FSA)	Aaa/AAA	1,292,808
	Oakland Redev. Agcy., Tax Allocation,
1,395	5.25%, 9/1/27	NR/A-	1,446,169
2,185	5.25%, 9/1/33	NR/A-	2,259,880
1,000	Orange Cnty. Community Facs. Dist., Special Tax, No. 01-1-Ladera Ranch,
	6.00%, 8/15/25, Ser. A (Pre-refunded @ $101, 8/15/10) (a)	NR/AAA	1,114,240
12,000	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	12,842,160
	Palmdale Community Redev. Agcy., Tax Allocation (AMBAC),
1,230	zero coupon, 12/1/30	Aaa/AAA	392,481
1,230	zero coupon, 12/1/31	Aaa/AAA	372,899
1,225	zero coupon, 12/1/32	Aaa/AAA	352,702
1,750	Paramount Unified School Dist., GO, zero coupon, 9/1/23, Ser. B (FSA)	Aaa/AAA	799,277
	Perris Public Financing Auth. Rev., Tax Allocation,
1,190	4.75%, 10/1/23, Ser. B (MBIA)	Aaa/AAA	1,236,696
780	5.375%, 10/1/20, Ser. C	NR/BBB	815,662
1,800	5.625%, 10/1/31, Ser. C	NR/BBB	1,909,836
10,150	Placer Union High School Dist., GO, zero coupon, 8/1/33 (FSA)	Aaa/AAA	2,817,944
	Poway Unified School Dist., Special Tax,
	Community Facs. Dist. No. 10 Area D,
1,000	5.65%, 9/1/25	NR/NR	1,020,600
2,200	5.70%, 9/1/32	NR/NR	2,242,460
	Community Facs. Dist. No. 6,
2,700	5.125%, 9/1/28	NR/NR	2,713,095
1,500	5.50%, 9/1/25	NR/NR	1,535,640
3,000	5.60%, 9/1/33	NR/NR	3,072,510
	Community Facs. Dist. No. 6 Area A,
1,000	6.05%, 9/1/25	NR/NR	1,053,330
5,500	6.125%, 9/1/33	NR/NR	5,791,390
2,300	Community Facs. Dist. No. 6 Area B, 5.125%, 9/1/28	NR/NR	2,319,780
2,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.375%, 9/1/31, Ser. A	NR/NR	2,126,140
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	Aaa/AAA	486,060
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	3,661,421
	Riverside Unified School Dist., Community Facs.,
	Dist. No. 15 Special Tax, Ser. A
1,000	5.15%, 9/1/25	NR/NR	1,005,220
1,000	5.25%, 9/1/30	NR/NR	1,008,930
1,000	5.25%, 9/1/35	NR/NR	1,004,450

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Rocklin Unified School Dist., GO (FGIC),
$5,000	zero coupon, 8/1/24	Aaa/AAA	$2,203,650
4,000	zero coupon, 8/1/25	Aaa/AAA	1,676,640
4,000	zero coupon, 8/1/26	Aaa/AAA	1,593,600
4,500	zero coupon, 8/1/27	Aaa/AAA	1,703,025
	Roseville Redev. Agcy., Tax Allocation (MBIA),
3,730	5.00%, 9/1/27	Aaa/AAA	3,920,043
3,365	5.00%, 9/1/32	Aaa/AAA	3,520,799
2,155	5.00%, 9/1/33	Aaa/AAA	2,253,548
4,500	Sacramento City Financing Auth. Rev.,
	5.00%, 12/1/32, Ser. A (FSA) (Pre-refunded @ $100, 12/1/12) (a)	Aaa/AAA	4,885,245
4,730	North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	4,889,354
12,490	Sacramento Cnty. Airport System Rev., 5.00%, 7/1/32, Ser. A (FSA)	Aaa/AAA	12,962,122
	San Diego Cnty. Water Auth. Water Rev., CP, Ser. A (MBIA),
8,285	5.00%, 5/1/28	Aaa/AAA	8,690,799
8,000	5.00%, 5/1/29	Aaa/AAA	8,381,760
1,000	San Diego Public Facs. Financing Auth. Lease Rev.,
	5.00%, 5/15/29, Ser. A (FGIC)	Aaa/AAA	1,036,370
1,500	Fire & Life Safety Facs., 5.00%, 4/1/32, (MBIA)	Aaa/AAA	1,554,780
14,000	San Diego Public Facs. Financing Auth. Water Rev., 5.00%, 8/1/32 (MBIA)	Aaa/AAA	14,568,960
	San Francisco City & Cnty. Airport Community, Int’l Airport Rev. (MBIA),
5,585	4.50%, 5/1/28, Ser. 2	Aaa/AAA	5,592,484
20,300	5.00%, 5/1/32, Ser. 28B	Aaa/AAA	21,329,819
10,405	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
	zero coupon, 1/1/25	Aaa/AAA	4,468,531
10,190	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	10,673,617
	San Juan Unified School Dist., GO (FSA),
1,770	zero coupon, 8/1/23	Aaa/AAA	818,377
6,105	zero coupon, 8/1/26	Aaa/AAA	2,432,232
4,835	San Mateo Foster City School Dist., GO,
	5.10%, 8/1/31 (FGIC) (Pre-refunded @ $101, 8/1/11) (a)	Aaa/AAA	5,258,256
2,300	San Mateo Union High School Dist., GO, zero coupon, 9/1/20 (FGIC)	Aaa/AAA	1,230,891
1,730	San Rafael City High School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	1,808,992
3,280	San Rafael Elementary School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	3,429,765
	Santa Clara Unified School Dist., GO (MBIA),
2,755	5.00%, 7/1/25	Aaa/AAA	2,893,384
2,895	5.00%, 7/1/26	Aaa/AAA	3,037,116
3,040	5.00%, 7/1/27	Aaa/AAA	3,177,165
1,260	Santa Cruz Cnty., Rev., 5.25%, 8/1/32	A3/NR	1,329,124
	Santa Margarita Water Dist., Special Tax,
2,000	6.00%, 9/1/30	NR/NR	2,113,500
3,000	6.25%, 9/1/29	NR/NR	3,183,270
2,000	Santa Monica Community College Dist., GO,
	zero coupon, 8/1/26, Ser. C (MBIA)	Aaa/AAA	746,160
	Saugus Hart School Facs. Financing Auth., Special Tax,
	Community Facs. Dist. 00-1,
1,140	6.10%, 9/1/32	NR/NR	1,171,510
2,260	6.125%, 9/1/33	NR/NR	2,322,421
1,000	Shasta Union High School Dist., GO, zero coupon, 8/1/24 (FGIC)	Aaa/AAA	440,730
2,745	South Tahoe JT Powers Parking Financing Auth. Rev.,
	7.00%, 12/1/27, Ser. A	NR/NR	2,726,416

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$1,800	Southern Mono Health Care Dist., GO, zero coupon, 8/1/26 (MBIA)	Aaa/AAA	$702,954
900	State Department of Water Res. Rev., Central VY Project,
	5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	956,241
	State Public Works Board Lease Rev., UCLA Replacement Hospital,
9,605	5.00%, 10/1/22, Ser. A (FSA)	Aaa/AAA	10,132,699
7,095	5.00%, 4/1/26	Aa2/AA-	7,459,328
1,710	State Univ. Rev., 5.00%, 11/1/33, Ser. A (AMBAC)	Aaa/AAA	1,781,615
	Statewide Community Dev. Auth. Rev.,
3,555	Bentley School, 6.75%, 7/1/32	NR/NR	3,883,304
9,700	Health Fac., Jewish Home, 5.50%, 11/15/33 (CA St Mtg.)	NR/A	10,442,341
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	A3/A+	2,924,455
3,000	Live Oak School, 6.75%, 10/1/30	NR/NR	3,157,170
1,170	Wildwood Elementary School, CP, 6.10%, 11/1/15	NR/NR	1,170,562
1,775	Statewide Financing Auth. Tobacco Settlement Rev., 5.625%, 5/1/29	Baa3/NR	1,845,468
7,750	Tamalpais Union High School Dist., GO, 5.00%, 8/1/27 (FSA)	Aaa/AAA	8,126,108
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	4,713,840
	Fresno Cnty.,
4,175	5.625%, 6/1/23	Baa3/BBB	4,224,682
10,000	6.00%, 6/1/35	Baa3/BBB	10,518,900
1,800	Stanislaus Fdg., 5.875%, 6/1/43, Ser. A	Baa3/NR	1,873,638
995	Tracy Community Facs. Dist., Special Tax, No. 99-2 South Macarthur Area,
	6.00%, 9/1/27	NR/NR	1,027,397
10,000	Ventura Cnty. Community College Dist., GO,
	5.00%, 8/1/27, Ser. A (MBIA)	Aaa/AAA	10,550,200
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aaa/AAA	1,627,790
2,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	2,086,780
	Victor Elementary School Dist., GO, Ser. A (FGIC),
1,125	zero coupon, 8/1/24	Aaa/AAA	495,821
2,410	zero coupon, 8/1/26	Aaa/AAA	960,144
1,000	Vista Unified School Dist., GO, zero coupon, 8/1/26, Ser. A (FSA)	Aaa/AAA	398,400
	West Contra Costa Univ. School Dist., GO, Ser. A (MBIA),
2,740	5.00%, 8/1/26	Aaa/AAA	2,848,586
2,690	5.00%, 8/1/28	Aaa/AAA	2,792,193
1,890	5.00%, 8/1/31	Aaa/AAA	1,954,090
3,375	Westlands Water Dist. Rev., CP, 5.00%, 9/1/34 (MBIA)	Aaa/AAA	3,520,598
2,000	William S. Hart JT School Financing Auth. Rev., 5.625%, 9/1/34	NR/BBB+	2,123,180
2,110	Yuba City Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aaa/AAA	872,759

	Total California Municipal Bonds & Notes (cost—$544,957,563)		586,461,294

OTHER MUNICIPAL BONDS & NOTES—3.4%
	Iowa—2.2%
16,100	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	14,981,050

	New York—0.5%
3,250	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	3,733,665

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Puerto Rico—0.7%
$2,000	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	$2,102,660
2,505	Public Building Auth. Rev., Gov’t Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa2/BBB	2,577,019

			4,679,679

	Total Other Municipal Bonds & Notes (cost—$22,532,035)		23,394,394

CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)—9.2%
2,500	Coronado Community Dev. Agcy., Tax Allocation,
	9.501%, 9/1/35 (AMBAC)	NR/AAA	2,566,900
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev. (FGIC),
2,000	11.39%, 6/1/35, Ser. 1220	Aaa/AAA	2,474,300
9,000	11.39%, 6/1/38, Ser. 1218	Aaa/AAA	11,029,500
	Los Angeles Dept. of Water & Power Rev. (FSA),
3,000	10.14%, 7/1/30, Ser. 1243	Aaa/AAA	3,443,550
3,000	19.904%, 7/1/35, Ser. 500	Aaa/NR	4,652,100
3,390	Waterworks, 11.99%, 7/1/41, Ser. 754 (FGIC-TCRS)	Aaa/NR	4,073,085
2,000	Manteca Redev. Agcy., Tax Allocation, 11.657%, 10/1/36 (AMBAC)	Aaa/AAA	2,488,400
1,500	Modesto Public Financing Auth. Lease Rev.,
	11.36%, 9/1/29, Ser. 354 (AMBAC)	Aaa/NR	1,744,800
3,961	Oakland, GO, 11.36%, 1/15/32, Ser. 756 (FGIC)	Aaa/NR	4,802,554
2,000	Placentia-Yorba Linda Unified School Dist., CP,
	11.39%, 10/1/32 (FGIC)	Aaa/AAA	2,536,400
1,435	Sacramento Cnty. Sanitation Dist. Rev., 22.064%, 12/1/35 (AMBAC)	Aaa/NR	2,191,819
1,555	San Diego Unified School Dist., GO, 11.36%, 7/1/27, Ser. 758 (FGIC)	Aaa/NR	2,133,849
2,994	San Jose, GO, 11.36%, 9/1/32, Ser. 760 (MBIA)	Aaa/NR	3,703,129
1,830	San Jose Unified School Dist. Santa Clara Cnty., GO,
	11.36%, 8/1/27, Ser. 761 (FSA)	Aaa/NR	2,274,049
7,400	Statewide Financing Auth. Rev., 11.30%, 5/1/37	NR/NR	8,426,010
	Univ. Rev.,
1,250	8.994%, 5/15/35 (FGIC)	Aaa/NR	1,341,500
425	10.115%, 5/15/35, Ser. 1119 (FSA)	NR/AAA	463,888
1,130	10.14%, 5/15/38, Ser. 1198	NR/AA-	1,198,534
2,000	11.36%, 9/1/28, Ser. 762 (FGIC)	Aaa/NR	2,474,320

	Total California Variable Rate Notes (cost—$56,274,814)		64,018,687

OTHER VARIABLE RATE NOTES (d)—2.5%
	Puerto Rico—2.5%
11,000	Public Building Auth. Rev., Gov’t. Facs.,
	5.00%, 7/1/36, Ser. J (AMBAC-GTD)	Aaa/AAA	11,780,450
5,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB-	5,725,855

	Total Other Variable Rate Notes (cost—$17,434,356)		17,506,305

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount
(000)		Value*

U.S. TREASURY BILLS (e)—0.7%
$5,120	3.82%-4.32%, 3/2/06-3/16/06 (cost—$5,114,170)	$5,114,170

	Total Investments before options written (cost—$646,312,938)—100.0%	696,494,850

OPTIONS WRITTEN (f)—(0.0)%
Contracts

	Call Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
185	strike price $110, expires 5/26/06	(34,688)

	Put Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
678	strike price $105, expires 5/26/06	(84,750)
185	strike price $106, expires 5/26/06	(46,250)

		(131,000)

	Total Options Written (premiums received—$264,110)	(165,688)

	Total Investments net of options written (cost—$646,048,828)—100.0%	$696,329,162

Other Investments:

(1) Futures contracts outstanding at February 28, 2006:

		Notional Amount	Expiration	Unrealized
Type		(000)	Date	Depreciation

Long:	U.S. Treasury Notes 5 yr. Futures	$1,533	6/30/06	$(21,101)
Short:	U.S. Treasury Bond Futures	(1,925)	6/21/06	(1,123,180)

				$(1,144,281)

(2) Transactions in options written for the nine months ended February 28, 2006:

	Contracts	Premiums

Options outstanding, May 31, 2005	2,391	$1,913,573
Options written	6,074	1,781,431
Options terminated in closing transactions	(678)	(221,700)
Options expired	(6,739)	(3,209,194)

Options outstanding, February 28, 2006	1,048	$264,110

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).

(b)

144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

Residual Interest Municipal Bonds (“RIBS”) / Residual Interest Tax Exempt Bonds (“RITES”) - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)

Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2006.

(e)	All or partial amount segregated as collateral for futures contracts.

(f)	Non-income producing.

Glossary:
AMBAC -insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. - insured by California Mortgage Insurance
CA St. Mtg. - insured by California State Mortgage
CP - Certificates of Participation
FGIC - insured by Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration
FSA - insured by Financial Security Assurance, Inc.
GO - General Obligation Bond
GTD - Guaranteed
IBC - Insurance Bond Certificate
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
TCRS - Temporary Custodian Receipts

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

          (a) Exhibit 99.CERT– Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2006